ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of accounts receivable
Schedule of accounts receivable
	December 31,	December 31,
	2022	2021
Accounts receivable	$3,418,263	$1,738,543
Allowance for doubtful accounts	—	—
Accounts Receivable, Net	$3,418,263	$1,738,543